Other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous liabilities [abstract]
Deferred income	€ 5,519	€ 4,966
Other financial liabilities	32	44
Miscellaneous liabilities	88	8
OTHER LIABILITIES	5,639	5,019
Less non-current portion	(116)	(69)
CURRENT PORTION	€ 5,523	€ 4,950